Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Morgan Stanley Income Opportunities Fund
Entity Central Index Key	0000882381
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Feb. 28, 2025